Acquisitions And Investment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Business Acquisition Pro Forma Information

Year ended December 31
2010
$ in millions
(except earnings per share)
(unaudited)
Net sales	$162.5
Net income	$9.9
Net income attributable to shareholders*	$10.2
Earnings per share:
Basic	$0.34
Diluted	$0.33

*	Includes net amortization in the amount of approximately $766 and decrease in interest income of approximately $88. In addition, transaction costs of $936 were eliminated.

Sierra [Member]
Schedule Of Purchase Price Allocation

$ in thousands
Current assets	$7,967
Property, plant and equipment	533
Other long-term assets	65
Identifiable intangible assets:
In-process research and development	5,306
Technological intellectual property (1)	7,562
Backlog	612
Business-related intellectual property (2)	3,711
Goodwill	20,523
Total assets acquired	46,279

Current liabilities	(4,761)
Deferred tax liability	(6,759)
Other non-current liabilities	(9)
Total liabilities assumed	(11,529)

Net assets acquired	$34,750

(1)           Amortized over a period of 8 years.
(2)           Amortized over periods ranging from 8 to 15 years.

SmartPill Corporation [Member]
Schedule Of Purchase Price Allocation

$ in thousands
Current assets	$595
Property, plant and equipment	183

Identifiable intangible assets:
In-process research and development
Technological intellectual property (1)	3,105

Business-related intellectual property (2)	302
Goodwill(3)	2,853
Total assets acquired	7,038

Current liabilities
Deferred tax liability
Other non-current liabilities	(1,038)
Total liabilities assumed	(1,038)

Net assets acquired	$6,000

(1)	Amortized over a period of 15 years.
(2)	Amortized over a period of 7 years.
(3)
The goodwill arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. The goodwill recognized is expected to be deductible for income tax purposes.